Impairment of non-current assets (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Schedule of Impairment of Non-current Assets for Cash Generating Unit by Class of Assets and by Reportable Segment

		2024
Cash generating unit	Segment	Property, plant and equipment	Goodwill and other intangibles	Equity- accounted investment	Total
		US$M	US$M	US$M	US$M
Western Australia Nickel	Group and unallocated	3,744	56	–	3,800

Other	Various	89	1	–	90

Total impairment of non-current assets		3,833	57	–	3,890

Reversal of impairment		–	–	–	–

Net impairment of non-current assets		3,833	57	–	3,890

		2023
Cash generating unit	Segment	Property, plant and equipment	Goodwill and other intangibles	Equity- accounted investment	Total
		US$M	US$M	US$M	US$M
Other	Various	73	2	–	75

Total impairment of non-current assets		73	2	–	75

Reversal of impairment		–	–	–	–

Net impairment of non-current assets		73	2	–	75

Summary of Goodwill Allocated to Cash Generating Units
The carrying amount of goodwill has been allocated to the CGUs, or groups of CGUs, as follows:

Cash generating unit	2024	2023
	US$M	US$M
Olympic Dam	–	1,010
OZ Minerals Limited provisional goodwill	–	192
Copper SA	1,154	–
Other	187	187

Total goodwill	1,341	1,389